Commitments	12 Months Ended
Dec. 31, 2024
Commitments
Commitments

Note 33     Commitments

33.1 Royalty and economic rights commitments

33.1.1 Royalty

In Colombia, royalties on production are payable to the Colombian Government and are determined on a field-by-field basis using the level of production sliding scale detailed below:

Average daily production in barrels	Production Royalty rate
Up to 5,000	8%
5,000 to 125,000	8% + (production - 5,000) * 0.1
125,000 to 400,000	20%
400,000 to 600,000	20% + (production - 400,000) * 0.025
Greater than 600,000	25%

The production royalty rate depends on the crude quality. When the API is lower than 15°, the payment is reduced to the 75% of the total calculation. Royalties over gas production have a 20% discount.

In Brazil, the Brazilian National Petroleum, Natural Gas and Biofuels Agency (ANP) is responsible for determining monthly minimum prices for petroleum produced in concessions for purposes of royalties payable with respect to production. Royalties generally correspond to a percentage ranging between 5% and 10% applied to reference prices for oil or natural gas, as established in the relevant bidding guidelines (edital de licitação) and concession agreement. In determining the percentage of royalties applicable to a concession, the ANP takes into consideration, among other factors, the geological risks involved and the production levels expected. In the Manati field, royalties are calculated at 7.5% of gas production.

33.1.2 Overriding royalty

GeoPark is obligated to pay an overriding royalty of 4% and 2.5%, plus a 20% grossing up over that overriding royalty, to the previous owners of the Llanos 34 and Llanos 32 Blocks, and the CPO-5 Block, respectively, based on the production and sale of hydrocarbons discovered in the blocks. During 2024, the Group has accrued US$ 26,101,000 (US$ 27,453,000 in 2023 and US$ 34,032,000 in 2022) in relation with these overriding royalty agreements. Furthermore, there are overriding royalty agreements in place from 1.2% to 8.5% of the net production in the Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks. Since they are exploratory blocks with no production during 2024, these agreements had no impact on the Group’s results.

33.1.3 Economic rights

According to each E&P Contract, the Colombian National Hydrocarbons Agency (“ANH”) has an economic right, offered by the operator at the moment of the ANH bid. This economic right, which is based on the production of the block after royalty discount, is equal to 1% in the Llanos 32, Llanos 34 and Llanos 123 Blocks, 3% in the Llanos 87 Block, 23% in the CPO-5 Block and 0% in the Platanillo Block. Furthermore, there are economic rights applicable to other blocks with currently no production and, therefore, they have no impact on the Group’s results.

When the accumulated production of each field or block (depending on each E&P contract), including the royalties’ volume, exceeds 5,000,000 of barrels and the WTI price exceeds certain price level previously determined, the Group should also deliver to ANH a share of the production net of royalties in accordance with a formula defined in each E&P Contract, which basically depends on the WTI price and the crude quality.

33.2 Capital commitments

During 2024, the Group incurred investments of US$ 40,228,000 to fulfil its commitments, at GeoPark’s working interest.

33.2.1 Colombia

The future investment commitments assumed by GeoPark, at its working interest, are up to:

●	Llanos 104 Block: 1 exploratory well (US$ 3,343,000) before June 19, 2026.

●	Llanos 123 Block: 1 exploratory well (US$ 3,343,000) before January 14, 2027.

●	CPO-4-1 Block: 1 exploratory well (US$ 2,922,000) before September 19, 2028.

●	CPO-5 Block: 3D seismic acquisition, processing and interpretation and 1 exploratory well (US$ 9,313,000) before May 18, 2027. As of the date of these Consolidated Financial Statements, the total investments needed to fulfill the commitments in the block have already been incurred, and the ANH approval is pending.

●	Coati Block: 3D seismic and 2D seismic acquisition (US$ 4,500,000). The evaluation area is currently suspended. On November 3, 2022, GeoPark submitted to the ANH a request to withdraw from the exploration period of the Coati E&P contract and transfer the pending commitments to other E&P contracts. As of the date of these Consolidated Financial Statements, GeoPark completed the transfer of the pending commitments in the block and the ANH approval is pending.

●	Mecaya Block: 3D seismic or 1 exploratory well (US$ 2,000,000). The exploratory period is currently suspended. Pursuant to a private agreement with the joint operation partner, the investment commitment to be incurred by GeoPark amounts to US$ 600,000.

●	PUT-8 Block: 3D seismic acquisition and reprocessing and 3 exploratory wells (US$ 13,107,000) before May 19, 2025. GeoPark fulfilled the total seismic committed in the block. As of the date of these Consolidated Financial Statements, two of the three committed exploratory wells have already been drilled and are under evaluation.

●	PUT-9 Block: 3D seismic acquisition and 2 exploratory wells (US$ 10,550,000). GeoPark has signed a private agreement with the joint operation partner resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 4,365,000. The exploratory period is currently suspended.

●	PUT-14 Block: 2D seismic acquisition and 1 exploratory well (US$ 16,122,000). On March 10, 2022, GeoPark submitted to the ANH a request to withdraw from the PUT-14 E&P contract and transfer the pending commitments to the Platanillo and CPO-5 Blocks. As of the date of these Consolidated Financial Statements, the total investments needed to fulfill the commitments have already been incurred and the ANH approval is pending.

●	The PUT-36 Block is in a preliminary phase that is suspended as of the date of these Consolidated Financial Statements. During this preliminary phase, GeoPark must request from the Ministry of Interior a certificate that indicates presence or no presence of indigenous communities and develop previous consultation, if applicable. Only when this process has been completed and the corresponding regulatory approvals have been obtained, the blocks will enter into phase 1, where the exploratory commitments are mandatory. The investment commitments for the block over three-years term of phase 1 would be 3D seismic acquisition and 2 exploratory wells (US$ 11,531,000).

●	Tacacho Block: 2D seismic acquisition, processing and interpretation (US$ 4,080,000). GeoPark has signed a private agreement with the joint operation partner resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 1,224,000. The exploratory period is currently suspended. On September 21, 2022, GeoPark submitted to the ANH a request for termination of the E&P contract. As of the date of these Consolidated Financial Statements, the request is under review by the ANH.

●	Terecay Block: 2D seismic acquisition, processing and interpretation (US$ 4,046,000). GeoPark has signed a private agreement with the joint operation partner resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 2,856,000. The exploratory period is currently suspended. On September 21, 2022, GeoPark submitted to the ANH a request for termination of the E&P contract. As of the date of these Consolidated Financial Statements, the request is under review by the ANH.

33.2.2 Ecuador

The investment commitments assumed by GeoPark, at its 50% working interest in the Espejo and Perico Blocks, during the first exploratory period, were 3D seismic in the Espejo Block and 4 exploratory wells in each block until June 2025 (US$ 38,996,000). As of the date of these Consolidated Financial Statements, GeoPark has already performed all the committed exploratory activities, and the Ecuadorian Mines and Energy Ministry approval is pending.

33.2.3 Brazil

The future investment commitments assumed by GeoPark are up to:

●	POT-T-785 Block: electromagnetic survey before April 29, 2025 (US$ 57,000). As of the date of these Consolidated Financial Statements, GeoPark has already performed all the committed exploratory activities and the Brazilian Petroleum, Natural Gas and Biofuels Agency approval is pending.

●	REC-T-58 Block: 3D seismic and electromagnetic survey before August 14, 2026 (US$ 118,000).

●	REC-T-67 Block: 3D seismic and electromagnetic survey before August 14, 2026 (US$ 118,000).

●	REC-T-77 Block: 3D seismic and electromagnetic survey before August 14, 2026 (US$ 118,000).

●	POT-T-834 Block: 3D seismic and electromagnetic survey before August 14, 2026 (US$ 118,000).

33.2.4 Chile

The remaining investment commitments to be assumed 100% by GeoPark for the second exploratory phase in the Campanario and Isla Norte Blocks are up to:

●	Campanario Block: 2 exploratory wells before April 15, 2025 (US$ 5,002,000).

●	Isla Norte Block: 1 exploratory well before February 9, 2025 (US$ 867,000).

As of December 31, 2024, the Group has established guarantees for its total commitments.

As part of the divesting process detailed in Note 35.3, GeoPark remains responsible for these outstanding investment commitments and consequently recognized a corresponding liability as of December 31, 2024, net investments already incurred.